CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock [Member]	Class A Common Stock	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Accumulated Deficit	Additional Paid-in Capital [Member]	Total
Balance at Jul. 31, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Balance (Shares) at Jul. 31, 2020	0		0
Issuance of common stock to sponsor	$ 0		$ 431		0	24,569	25,000
Issuance of common stock to Sponsor (Shares)	0		4,312,500
Excess cash received over the fair value of the private warrants	$ 0		$ 0		0	1,076,250	1,076,250
Accretion of Class A common stock subject to possible redemption	0		0		(18,512,402)	(1,100,819)	(19,613,221)
Net loss	0		0		(2,958,534)	0	(2,958,534)
Balance at Dec. 31, 2020	$ 0		$ 431		(21,470,936)	$ 0	(21,470,505)
Balance (Shares) at Dec. 31, 2020	0		4,312,500
Net loss		$ (3,902,690)		$ (975,673)	(4,878,363)		(4,878,363)
Balance at Dec. 31, 2021			$ 431		$ (26,349,299)		$ (26,348,868)
Balance (Shares) at Dec. 31, 2021			4,312,500